Organization and Principal Activities	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities
1.
ORGANIZATION AND PRINCIPAL ACTIVITIES

Cheetah Mobile Inc. (formerly known as Kingsoft Internet Security Software Holdings Limited) (the “Company”) is a company incorporated in the Cayman Islands under the laws of Cayman Islands on July 30, 2009. The Company and its consolidated subsidiaries and variable interest entities (“VIEs”) (collectively referred to the “Group”) are principally engaged in the provision of internet services and artificial intelligence (“AI”) and other services. The Company conducts its primary business operations through its subsidiaries, VIEs and subsidiaries of VIEs.

Details of the Company’s principal subsidiaries and VIEs as of December 31, 2024 are as follows:

Company	Date of incorporation/ registration	Place of incorporation/ registration	Percentage of ownership (i)	Principal activities
Principal subsidiaries of the Company:
Forward Vision Corporation Limited ("Forward Vision", formerly known as Cheetah Technology Corporation Limited)	August 26, 2009	Hong Kong	100%	Investment holding, provision of internet products and related services
Beijing Kingsoft Internet Security Software Co., Ltd. (“Beijing Security”)	November 30, 2009	The PRC	100%	Provision of internet products and related services, sale of AI products
Conew Network Technology (Beijing) Co., Ltd. (“Conew Network”)	March 19, 2009	The PRC	100%	Provision of internet products and related services
Hongkong Zoom Interactive Network Marketing Technology Limited (“HK Zoom”)	July 4, 2014	Hong Kong	100%	Provision of AI and other services
Cheetah Information Technology Company Limited (“Cheetah Information”)	March 9, 2015	Hong Kong	100%	Investment holding
Dream Ahead Pte. Ltd.("Dream Ahead", formerly known as Cheetah Mobile Singapore Pte. Ltd.)	May 27, 2015	Singapore	100%	Provision of internet products and related services
Multicloud Limited	July 20, 2017	Hong Kong	100%	Provision of internet products and related services
Beijing Kingsoft Cheetah Technology Co., Ltd.	April 30, 2015	The PRC	100%	Provision of internet products and related services
Jingdezhen Jibao Information Service Co., Ltd.	August 10, 2017	The PRC	100%	Provision of internet products and related services, sale of AI products
Japan Kingsoft Inc. (“Kingsoft Japan”)	March 9, 2005	Japan	41.2%	Provision of internet products and related services, sale and rental of service robots
Zhuhai Baoqu Technology Co., Ltd.	July 18, 2018	The PRC	75.0%	Provision of internet products and related services
Zhuhai Baobaohong Technology Co., Ltd.	February 20,2019	The PRC	75.0%	Provision of internet products and related services
Zhuhai Baohaowan Technology Co., Ltd.	July 17, 2018	The PRC	75.0%	Provision of internet products and related services
Beijing Orion Star Technology Co., Ltd.	September 19, 2016	The PRC	74.0%	Provision of AI solution, sale and rental of service robots
Hongkong Cheetah Mobile Technology Limited (Hong Kong)	March 9, 2015	Hong Kong	100.0%	Investment holding
Conew.com Corporation (BVI)	October 6,2008	British Virgin Islands	100.0%	Investment holding
Cheepop Inc.(Cayman)	May 26, 2017	Cayman	100.0%	Investment holding
Cheetah Mobile Seal Inc. (Cayman)	July 24, 2018	Cayman	75.0%	Investment holding
Cheetah Mobile Calls Hong Kong Limited	July 24, 2018	Hong Kong	75.0%	Investment holding, provision of internet products and related services
Zhuhai Juntian Electronic Technology Co., Ltd.	September 28, 2000	The PRC	100.0%	Investment holding, provision of internet products and related services
VIEs:
Beijing Conew Technology Development Co., Ltd. (“Beijing Conew”)	December 22, 2005	The PRC	Nil	Dormant
Beijing Cheetah Mobile Technology Co., Ltd. (“Beijing Mobile”)	April 15, 2009	The PRC	Nil	Provision of internet products and related services
Beijing Cheetah Network Technology Co., Ltd. (“Beijing Network”)	July 18, 2012	The PRC	Nil	Provision of internet products and related services

(i)
Percentage of ownership is calculated on fully diluted basis.

VIE arrangements

Foreign ownership of internet-based and mobile-based businesses is subject to significant restrictions under current PRC laws and regulations. The PRC government regulates internet access, distribution of internet information services and value-added telecommunication services through strict business licensing requirements and other government regulations. These laws and regulations also include limitations on foreign ownership of PRC companies that engage in telecommunications-related business. Specifically, unless in relevant pilot areas where there are further opening-up policies and measures for telecommunications-related businesses, foreign investors are generally not allowed to own more than a 50% equity interest in any PRC company engaging in value-added telecommunications businesses, except for e-commerce, domestic conferencing, store-and-forward, and call center services.

As a Cayman Islands company, in order for the Group to be able to carry out its business in China, the Group conducts part of its operations in China through the VIEs including but not limited to Beijing Mobile, Beijing Network, and Beijing Conew. Each of Beijing Mobile (which is owned as to 35% by Mr. Sheng Fu and 65% by Ms. Weiqin Qiu), Beijing Network (which is owned as to 50% by Mr. Kun Wang and 50% by Mr. Wei Liu), and Beijing Conew (which is owned as to 62.73% by Mr. Sheng Fu and 37.27% by Mr. Kun Wang) holds the requisite ICP Licenses. The Group has been and is expected to continue to be dependent on the VIEs to operate its business in China if the then PRC law does not allow it to directly operate such business in China. The Group believes that under these contractual arrangements, it has sufficient control over the VIEs and their respective shareholders to renew, revise or enter into new contractual arrangements prior to the expiration of the current arrangements on terms that would enable the Group to continue to operate our business in China validly and legally.

The Group’s contractual arrangements with each of the VIEs and their shareholders enable the Group to:

•
exercise effective control over the VIEs;
•
receive substantially all of the economic benefits of the VIEs in consideration for the services provided by Beijing Security and Conew Network, the Company’s wholly-owned subsidiaries in China; and
•
have an exclusive option to purchase all of the equity interests in the VIEs, when and to the extent permitted under PRC law, regulations or legal proceedings.

The following is a summary of the Contractual Agreements amongst the Company, Beijing Security, Beijing Mobile (as the VIE), and Beijing Mobile’s Nominee Shareholders. Contractual agreements entered with other VIEs, including but not limited to Beijing Network and Beijing Conew, are substantially similar:

Exclusive technology development, support, and consulting agreements

Pursuant to the exclusive technology development, support and consulting agreement entered into between Beijing Security and the VIE, the VIE engaged the Beijing Security as its exclusive provider of management consulting services, technical development and support services in return for service fees of not less than 30% of the VIE’s pre-tax revenue. Beijing Security has the sole right to adjust the services fees upon written request and shall exclusively own any intellectual property arising from the performance of this agreement. The agreements will remain effective unless terminated upon mutual agreement by both parties. During the term of the agreement, the VIE may not enter into any agreement with third parties for the provision of any technical or management consulting services without the consent of Beijing Security.

Loan agreements

Pursuant to the loan agreements among Beijing Security, the Nominee Shareholders and the VIE, Beijing Security granted loans to the Nominee Shareholders for their sole purpose of contributing to the registered capital of the VIE or in certain cases directly to the VIE under the VIE arrangements. As of December 31, 2024, the aggregate amount of these loans was RMB16,800 (US$2,302). At the option of Beijing Security, repayment may be requested at any time, which may be in the form of transferring the VIE’s equity interest to Beijing Security or its designees. The nominee shareholders may offer to repay part or the entire loans at any time, to the extent permitted by PRC laws, in the form of transferring the VIE’s equity interest to Beijing Security or its designees.

Exclusive equity option agreements

Under the exclusive equity option agreement by and among the Company, the VIE, and its nominee shareholders, the company was granted an irrevocable exclusive option to acquire, or designate a third party to acquire, all or part of the equity interest owned by the nominee shareholders in the VIE or to acquire, all or part of the assets owned by the VIE at any time at an exercise price that is equal to the minimum price permitted under the PRC laws or is equal to the entire principal and interest (including all principal and interest under the existing loan agreement) owed by the nominee shareholders to Beijing Security due to the fulfillment of the registered capital paid obligations in the VIE. In addition, this agreement stipulates that the Company can provide financial support to the VIE to the extent permissible under the applicable PRC laws and regulations, regardless of whether the VIE has incurred an operational loss. The form of financial support includes but is not limited to entrusted loans and borrowings. The Company will not request repayment of any outstanding loans or borrowings from the VIE if the VIE does not have sufficient funds or is unable to repay such loans or borrowings. Unless terminated according to the agreement itself, the agreement has a term of ten years, which will automatically extend on a ten-year's basis.

Equity pledge agreements

Pursuant to the equity pledge agreement entered into among the nominee shareholders, the VIE and Beijing Security, the nominee shareholders pledged all of their equity interest in the VIE to Beijing Security as collateral for all of their payments due to Beijing Security and to secure their obligations under the above agreements. Without the prior written consent of Beijing Security, the nominee shareholders may not assign or transfer to any third party or create or cause any equity interest in whatsoever form to be created on, all or any part of the equity interest they hold in the VIE. Beijing Security is entitled to transfer or assign in full, or in part, the equity interest pledged. In the event of default, Beijing Security as the pledgee, has first priority to be compensated through the sale or auction of the pledged equity interest. The nominee shareholders agree to waive their dividend rights in relation to all of the pledged equity interest until such pledge has been lawfully discharged. The equity pledge agreement will remain effective until all the obligations under these agreements have been satisfied in full or all of the guaranteed liabilities have been repaid.

Shareholder voting proxy agreements

Pursuant to the shareholder voting proxy agreement signed among the Nominee Shareholders, the VIE and the Company, each of the nominee shareholders irrevocably nominates, appoints and constitutes any person designated by the Company as its attorney-in-fact to exercise on such shareholder’s behalf any and all rights that such shareholder has in respect of its equity interest in the VIE (including but not limited to the voting rights and the right to nominate executive directors of the VIE). The shareholder voting proxy agreement is effective for an initial ten years and will be automatically renewed on an annual basis thereafter if the Company does not provide notice of termination to the Nominee Shareholders thirty days prior to expiration.

Business operation agreements

Pursuant to the business operations agreement entered into among the nominee shareholders, the VIE and Beijing Security, the nominee shareholders must appoint candidates designated by Beijing Security as the members of the board of the VIE and Beijing Security has the right to appoint senior executives of the VIE. In addition, the VIE agrees not to engage in any transaction that may materially affect its assets, obligations, rights or operation without the prior written consent of Beijing Security. The nominee shareholders also agree to unconditionally pay or transfer to Beijing Security any bonus, dividends or any other profits or interest (in whatever form) that they are entitled to as shareholders of the VIE, and waive any consideration connected therewith. The agreement has a term of ten years, unless otherwise terminated by Beijing Security. Neither the VIE nor the nominee shareholders may terminate this agreement.

Spousal consent letters

The spouse of certain nominee shareholder of the VIE has executed spousal consent letter. Pursuant to such letter, the spouses of certain shareholder of the VIE acknowledged that certain equity interest in the VIE held by and registered in the name of her spouse will be disposed pursuant to relevant arrangements under the shareholder voting proxy agreement, the exclusive equity option agreement, the equity pledge agreement and the loan agreement. This spouse undertakes not to take any action to interfere with the disposition of such equity interest, including, without limitation, claiming that such equity interest constitutes communal marital property.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and the VIEs through the irrevocable shareholder voting proxy agreements, whereby the nominee shareholders effectively assigned all of the voting rights underlying their equity interest in the VIEs to the Company. Furthermore, pursuant to the exclusive equity option agreements, which include a substantive kick-out right, the Company has the power to control the nominee shareholders, and therefore the power to govern the activities that most significantly impact the economic performance of the VIEs. In addition, through the contractual agreements, the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses and the majority of the profits of the VIEs, and therefore has the rights to the economic benefits of the VIEs.

Normally, the shareholders of the VIEs have the right to elect and terminate the executive directors of the VIEs, approve the annual budget, financial statements and significant investing and financing activities of the VIEs. However, pursuant to the shareholder voting proxy agreements, the shareholders of the VIEs have assigned all of their voting rights underlying the equity interest in the VIEs to any person(s) nominated, appointed or designated by the Company. Senior management of the Company, all employees of the Company's subsidiaries, are generally responsible for the review and approval of sales contracts, credit approval policies, pricing policies, significant marketing promotions, product development, research and development, bandwidth and traffic expenditures, as well as the appointments and terminations of personnel. Therefore, the Company has the power to direct the activities of the VIEs that most significantly impact their economic performance.

Thus, the Company is considered as the primary beneficiary of the VIEs. As a result of the above, the Company, through its subsidiaries, consolidate the VIEs in accordance with SEC Regulation S-X 3A-02 and Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”).

The Company, in consultation with its PRC legal counsel, believes that (i) the ownership structure of the Group, including its subsidiaries in the PRC and VIEs does not result in any violation of all existing PRC laws and regulations; (ii) each of the contractual agreements amongst the Company, its subsidiaries, the VIEs and the nominee shareholders of the VIEs governed by PRC laws, are legal, valid and binding, enforceable against such parties, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) each of the Company’s PRC subsidiaries, VIEs and subsidiary of VIEs have the necessary corporate power and authority to conduct its business as described in its business scope under its business license, which is in full force and effect, and does not violate the articles of association.

However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current contractual agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company, the Company’s PRC subsidiaries or any of its current or future VIEs are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including levying fines, confiscating the income of the Company’s PRC subsidiaries, and the VIEs, revoking the business licenses or operating licenses of the Company’s PRC subsidiaries, and VIEs, shutting down the Group’s servers or blocking the Group’s websites, discontinuing or placing restrictions or onerous conditions on the Group’s operations, requiring the Group to undergo a costly and disruptive restructuring, restricting the Group’s rights to use the proceeds from this offering to finance the Group’s business and operations in PRC, or enforcement actions that could be harmful to the Group’s business. Any of these actions could cause significant disruption to the Group’s business operations and severely damage the Group’s reputation, which would in turn materially and adversely affect the Group’s business and results of operations. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of VIEs or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs.

In addition, if the VIEs or the nominee shareholders fail to perform their obligations under the contractual agreements, the Group may have to incur substantial costs and expend resources to enforce the Company’s rights under the contracts. The Group may have to rely on legal remedies under PRC laws, including seeking specific performance or injunctive relief and claiming damages, which may not be effective. All of these contractual agreements are governed by PRC laws and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC laws and any disputes would be resolved in accordance with PRC legal procedures. Uncertainties regarding the interpretation and application of current and future PRC laws, regulations and rules in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements. Under PRC laws, rulings by arbitrators are final, parties cannot appeal the arbitration results in courts, and prevailing parties may only enforce the arbitration awards in PRC courts through arbitration award recognition proceedings, which would incur additional expenses and delay. In the event the Group is unable to enforce these contractual agreements, the Company may not be able to exert effective control over its VIEs, and the Group’s ability to conduct its business may be negatively affected.

The assets and liabilities of the VIEs and their subsidiaries are presented after the elimination of intercompany balances among VIEs and their subsidiaries within the Group:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Cash and cash equivalents	176,711	272,026	37,267
Accounts receivable, net	28,918	86,526	11,854
Prepayments and other current assets, net	29,929	59,407	8,139
Due from related parties, net (i)	894,583	1,027,116	140,714
Total current assets	1,130,141	1,445,075	197,974
Property and equipment, net	12,590	6,669	914
Operating lease right-of-use assets	2,164	1,460	200
Intangible assets, net	1,550	940	129
Long-term investments	207,614	336,535	46,105
Other non-current assets	44,723	45,687	6,259
Deferred tax assets	5,218	5,001	685
Total non-current assets	273,859	396,292	54,292
Total assets	1,404,000	1,841,367	252,266
Accounts payable	33,603	74,634	10,225
Accrued expenses and other current liabilities	205,266	286,071	39,192
Due to related parties (i)	1,155,052	1,416,296	194,032
Income tax payable	1,032	1,168	160
Total current liabilities	1,394,953	1,778,169	243,609
Other non-current liabilities	2,837	1,588	218
Total non-current liabilities	2,837	1,588	218
Total liabilities	1,397,790	1,779,757	243,827

(i)
The balances due from and due to related parties of the VIEs and subsidiaries of VIEs mainly represented amounts due from and due to subsidiaries of the Group. As of December 31, 2023, and 2024, amounts due from subsidiaries of the Group were RMB888,050 and RMB986,455 (US$135,144), respectively, while amounts due to subsidiaries of the Group were RMB1,147,218 and RMB1,407,371 (US$192,809), respectively, which were eliminated upon consolidation by the Company.

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and their subsidiaries are presented in aggregate due to the similarity of the purpose and design of the VIEs and their subsidiaries, the nature of the assets in these VIEs and their subsidiaries and the type of the involvement of the Company in these VIEs and their subsidiaries.

The financial performance and cash flows of the VIEs and their subsidiaries are presented after the elimination of intercompany transactions among VIEs and their subsidiaries within the Group:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Revenues	344,288	348,433	344,094	47,141
Cost of revenues	224,726	199,185	264,565	36,245
Net income/(loss)	3,792	(64,999)	33,378	4,573
Net cash provided by (used in) operating activities	154,403	(31,775)	136,288	18,671
Net cash (used in) provided by investing activities	(98,598)	8,765	(75,602)	(10,357)
Net cash provided by (used in) financing activities	128,461	(22,223)	34,141	4,677
Effect of exchange rate changes on cash, cash equivalents and restricted cash	868	212	488	67

The revenue producing assets that are held by the VIEs and subsidiaries of VIEs primarily comprise of leasehold improvements, servers, licensed software, network equipment, acquired trade name and acquired domain name. Substantially all of such assets are recognized in the Group’s consolidated financial statements, except for certain Internet Content Provider Licenses, internally developed software, trademarks and patent applications which were not recorded in the Group’s consolidated balance sheets as they do not meet all the capitalization criteria. The VIEs and subsidiaries of VIEs also hire assembled work force on sales, research and development and operations whose costs are expensed as incurred.

As of December 31, 2024, there was no pledge or collateralization of the VIEs’ and their subsidiaries’ assets that can only be used to settle the obligations of the VIEs and their subsidiaries, other than aforementioned pledges in the equity pledge agreements and restricted cash. The creditors of the VIEs and subsidiaries of VIEs have no recourse to the general credit of the Company